Scope of consolidation - Disclosure of calculation of Goodwill, FCA (Details) - FCA and PSA Merger - EUR (€) € in Millions	Jan. 17, 2021	Jan. 16, 2021
Disclosure of detailed information about business combination [line items]
Consideration transferred	€ 19,837	€ 19,837
Add: minority interests	59
Less: fair value of FCA’s Net assets acquired	8,390
Goodwill	€ 11,506